Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	$ 4,833	$ 6,570	$ 7,601
Defined contribution plan	416	165	124
Other benefits	871	154	114
Share-based compensation expense	$ 13,906	$ 17,465	$ 15,264